Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life - Management Stock Option Plan [Member]	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options	217,970	217,970	221,295
Weighted average remaining life (years), Outstanding options	3 years 25 days	4 years 25 days	4 years 7 months 6 days
M-Options [Member] | $0.001 [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options	223,692	223,692	227,017
Weighted average remaining life (years), Outstanding options	2 years 10 months 24 days	3 years 10 months 24 days	4 years 9 months 21 days
C-Options [Member] | $5.50 [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options	133,975	133,975	133,975
Weighted average remaining life (years), Outstanding options	1 year 9 months 21 days	2 years 9 months 21 days	3 years 3 days
C-Options [Member] | $45.20 [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options	57,161	57,161	57,565
Weighted average remaining life (years), Outstanding options	4 years 1 month 6 days	5 years 1 month 6 days	6 years 3 days
C-Options [Member] | $102.50 [Member]
Stock-Based Compensation (Details) - Schedule of Options Weighted Average Remaining Life [Line Items]
Number of Outstanding options	26,834	26,834	29,755
Weighted average remaining life (years), Outstanding options	7 years 2 months 19 days	8 years 2 months 19 days	9 years 3 days